Subsequent Events (Details) (Subsequent Event [Member], EUR €) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Subsequent Event [Line Items]
Purchase Price		€ 52.55
Mortgage		34.74
Equity Value		17.81
Net shares issuable	1,917,317	2,315,170	[1]
Corso Europa 22, Milano [Member]
Subsequent Event [Line Items]
Purchase Price		20.00
Mortgage		14.00
Equity Value		6.00
Net shares issuable		780,000	[1]
Milanofiori, Building A5 [Member]
Subsequent Event [Line Items]
Purchase Price		2.27
Mortgage		1.66
Equity Value		0.61
Net shares issuable		79,582	[1]
Milanofiori, Building Q7 [Member]
Subsequent Event [Line Items]
Purchase Price		0.87
Mortgage		0.64
Equity Value		0.23
Net shares issuable		30,501	[1]
Milanofiori, Building N [Member]
Subsequent Event [Line Items]
Purchase Price		4.26
Mortgage		3.18
Equity Value		1.08
Net shares issuable		140,400	[1]
Viale Lucania, Buccinasco [Member]
Subsequent Event [Line Items]
Purchase Price		16.20
Mortgage		11.82
Equity Value		4.38
Net shares issuable		569,660	[1]
Via Buozzi 22, Buccinasco [Member]
Subsequent Event [Line Items]
Purchase Price		1.36
Mortgage		0.36
Equity Value		1.00
Net shares issuable		130,779	[1]
Via Newton, Assago [Member]
Subsequent Event [Line Items]
Purchase Price		2.50
Mortgage		1.18
Equity Value		1.32
Net shares issuable		171,990	[1]
Via Lazio 95, Buccinasco [Member]
Subsequent Event [Line Items]
Purchase Price		3.73
Mortgage		0.98
Equity Value		2.75
Net shares issuable		357,819	[1]
Via Emilia, Buccinasco [Member]
Subsequent Event [Line Items]
Purchase Price		0.29
Mortgage		0.21
Equity Value		0.08
Net shares issuable		10,167	[1]
Via Mulino, Buccinasco [Member]
Subsequent Event [Line Items]
Purchase Price		1.07
Mortgage		0.73
Equity Value		€ 0.34
Net shares issuable		44,200	[1]

[1]	Calculated at an assumed U.S. dollar to Euro exchange rate of $1.30 per €1.00, and a per share price of $10.00. Such amounts are subject to further adjustment based on the Target’s working capital at the time of closing.